SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Consideration payable to selling stockholder	$ 10,122	$ 9,480
Accrued government taxes	7,751	9,127
Accrued interest	3,778	2,304
Accrued salaries and benefits	709	592
Accruals to social agencies	387	637
Other accrued expenses	987	454
Total	$ 23,734	$ 22,594